SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of Issued and paid-in share capital
	Ordinary Shares
	2024	2023
	Number of shares

Balance as of January 1	73,081,005	72,238,981
Own shares repurchased by the Group	(9,137,532)	(1,364,798)
Share based compensation	1,619,197	2,206,822

Issued and paid-in share capital as of December 31	65,562,670	73,081,005

Authorized share capital	250,000,000	250,000,000